UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-6239

					Tax-Free Fund for Utah
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	12/31/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

[Logo of the Aquila Group of Funds: an eagle's head]

   AQUILA(SM)                 SERVING UTAH INVESTORS
GROUP OF FUNDS                FOR MORE THAN A DECADE

                                  TAX-FREE FUND
                                    FOR UTAH


               380 MADISON AVENUE, SUITE 2300 * NEW YORK, NY 10017
                           800-437-1020 * 212-697-6666

[Logo of Tax-Free Fund for Utah: a rectangle containing desert boulders sun rising behind them]

                               SEMI-ANNUAL REPORT

                             TAX-FREE FUND FOR UTAH
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2003
                                   (UNAUDITED)

                                                                        RATING
    FACE                                                                MOODY'S/
   AMOUNT    GENERAL OBLIGATION BONDS (16.5%)                             S&P               VALUE
----------   -------------------------------------------------------   ---------         -----------
             CITY, COUNTY AND STATE (7.2%)
             -------------------------------------------------------
             American Fork City, Utah
$  610,000      5.00%, 12/01/14 FGIC Insured........................     Aaa/NR          $   654,988
   645,000      5.00%, 12/01/15 FGIC Insured........................     Aaa/NR              691,762
             Brian Head, Utah
   405,000      6.50%, 03/15/24.....................................     NR/NR*              461,194
             Brigham City, Utah Tax Allocation
   140,000      5.50%, 06/15/11 FSA Insured (pre-refunded)..........     Aaa/AAA             153,300
             Cedar City, Utah Special Improvement
                District Assessment
   235,000      5.05%, 09/01/10.....................................     NR/NR*              242,050
   215,000      5.20%, 09/01/11.....................................     NR/NR*              222,256
             Clearfield City, Utah
 2,095,000      5.125%, 02/01/18 MBIA Insured.......................     Aaa/AAA           2,212,844
             Coral Canyon, Utah Special Service District
   580,000      5.70%, 07/15/18.....................................     NR/NR*              595,950
             Hurricane, Utah
   295,000      5.40%, 11/01/09 Radian Insured......................      NR/AA              332,244
             North Davis County, Utah Sewer District
 1,330,000      5.375%, 03/01/18 AMBAC Insured......................     Aaa/NR            1,467,988
   150,000      5.125%, 03/01/22 AMBAC Insured......................     Aaa/NR              156,750
             St. George, Utah
   100,000      5.375%, 08/01/21 FGIC Insured.......................     Aaa/AAA             107,500
             Salt Lake City, Utah
   120,000      5.75%, 06/15/17 (pre-refunded)......................     Aaa/NR              141,150
             Washington County, Utah
 1,000,000      5.00%, 10/01/22 MBIA Insured........................     Aaa/NR            1,038,750
                                                                                         -----------
                                                                                           8,478,726
                                                                                         -----------

             SCHOOL DISTRICT (9.3%)
             -------------------------------------------------------
             Alpine, Utah School District
 1,000,000      5.25%, 03/15/12.....................................     Aaa/NR            1,112,500
   375,000      5.00%, 03/15/12.....................................     Aaa/NR              417,187
             Davis County, Utah School District
   575,000      5.00%, 06/01/15.....................................     Aaa/NR              621,719
   250,000      5.10%, 06/01/16.....................................     Aaa/NR              272,500
   675,000      5.15%, 06/01/17.....................................     Aaa/NR              731,531
             Nebo, Utah School District
$  440,000      5.50%, 07/01/11.....................................     Aaa/AAA         $   502,700
 2,000,000      5.50%, 07/01/19.....................................     Aaa/AAA           2,210,000
             Rich County, Utah School District
   120,000      5.50%, 12/15/09.....................................     NR/NR*              126,750
   100,000      5.60%, 12/15/10.....................................     NR/NR*              104,500
             Tooele County, Utah School District
 1,375,000      5.25%, 06/01/17.....................................     Aaa/AAA           1,510,781
             Weber County, Utah School District
   750,000      5.00%, 06/15/18.....................................     Aaa/NR              793,125
   825,000      5.00%, 06/15/20.....................................     Aaa/NR              874,500
             Weber County, Utah School District-Series B
 1,485,000      5.000%, 06/15/21....................................     Aaa/NR            1,544,400
                                                                                        ------------
                                                                                          10,822,193
                                                                                        ------------
                Total General Obligation Bonds......................                      19,300,919
                                                                                        ------------

             REVENUE BONDS (82.7%)
             -------------------------------------------------------

             EDUCATION (14.7%)
             -------------------------------------------------------
             Salt Lake County, Utah Westminster College Project
   115,000      5.05%, 10/01/10.....................................     NR/BBB              125,063
   100,000      5.50%, 10/01/19.....................................     NR/BBB              103,250
 1,000,000      5.75%, 10/01/27.....................................     NR/BBB            1,036,250
             Southern Utah University Revenue
   375,000      6.30%, 06/01/16.....................................     NR/NR*              396,094
             University of Utah Revenue Refunding, (Biology
                Research Facilities),
   200,000      5.50%, 04/01/11 MBIA Insured........................     Aaa/AAA             217,000
             Utah State Board Regents Dixie State College
   115,000      5.50%, 05/01/13 MBIA Insured........................     Aaa/AAA             131,531
   120,000      5.50%, 05/01/14 MBIA Insured........................     Aaa/AAA             136,950
   130,000      5.50%, 05/01/15 MBIA Insured........................     Aaa/AAA             148,363
   400,000      5.10%, 05/01/21 MBIA Insured........................     Aaa/AAA             420,000
             Utah State Board Regents Office Facility Revenue
   450,000      5.05%, 02/01/20 MBIA Insured........................     Aaa/AAA             473,625
   360,000      5.125%, 02/01/22 MBIA Insured.......................     Aaa/AAA             376,200
             Utah State Board Regents Salt Lake Community College
$1,035,000      5.50%, 06/01/14 FSA Insured.........................     Aaa/AAA        $  1,173,431
 1,260,000      5.50%, 06/01/16 FSA Insured.........................     Aaa/AAA           1,415,925
             Utah State Board Regents University Utah-Auxiliary &
                Campus Revenue
   895,000      5.25%, 04/01/12 MBIA Insured........................     Aaa/AAA             997,925
 1,000,000      5.00%, 04/01/20 MBIA Insured........................     Aaa/AAA           1,042,500
             Utah State Board Regents University Utah
                Hospital Revenue
 1,055,000      5.50%, 08/01/16 FSA Insured.........................     Aaa/AAA           1,188,194
 2,030,000      5.50%, 08/01/17 MBIA Insured........................     Aaa/AAA           2,278,675
   905,000      5.00%, 05/01/19 AMBAC Insured.......................     Aaa/AAA             960,431
 3,595,000      5.00%, 08/01/19 MBIA Insured........................     Aaa/AAA           3,779,244
             Weber State University, Utah Revenue Student
                Facilities System Series A
   300,000      5.10%, 04/01/16.....................................      NR/AA              324,750
   425,000      5.25%, 04/01/19.....................................      NR/AA              458,469
                                                                                        ------------
                                                                                          17,183,870
                                                                                        ------------

             HEALTHCARE (2.9%)
             -------------------------------------------------------
             Murray City, Utah Hospital Revenue
   595,000      5.00%, 05/15/22 MBIA Insured........................     Aaa/AAA             610,619
             Salt Lake County, Utah Hospital Revenue - IHC
                Hospitals, Inc.
   500,000      5.50%, 05/15/13 AMBAC Insured.......................     Aaa/AAA             565,000
             Utah County, Utah Hospital Revenue, IHC
                Health Services
 1,935,000      5.25%, 08/15/21 MBIA Insured........................     Aaa/AAA           2,034,169
             Utah State Board Regents Revenue University Utah
                Hospital Revenue
   110,000      5.00%, 08/01/21 MBIA Insured........................     Aaa/AAA             114,400
                                                                                        ------------
                                                                                           3,324,188
                                                                                        ------------

             HOUSING (5.5%)
             -------------------------------------------------------
             Provo City, Utah Housing Authority
   500,000      5.80%, 07/20/22 GNMA Collateralized.................     Aaa/NR              523,750
             Utah Housing Corporation Single Family Housing
$   70,000      5.25%, 07/01/23 AMT.................................     Aa2/AA         $     71,487
             Utah Housing Corporation Single Family Mortgage
   515,000      5.150%, 07/01/23 AMT................................     Aaa/AAA             522,725
             Utah State Housing Agency Housing Revenue
   170,000      5.65%, 07/01/27 AMT.................................     Aa2/AA              174,462
             Utah State Housing Corporation Single Family
                Housing Revenue
 1,000,000      5.125%, 07/01/24 AMT................................     Aa3/AA-           1,011,250
             Utah State Housing Finance Agency
    10,000      5.00%, 07/01/09 Series F............................     Aaa/AAA              10,000
   170,000      6.35%, 07/01/12 AMBAC Insured AMT...................     Aaa/AAA             175,170
    20,000      6.15%, 07/01/16 Senior Issue A-1....................     Aaa/AAA              20,825
   205,000      5.30%, 07/01/18 AMT.................................     Aaa/AAA             211,919
   185,000      5.00%, 07/01/18 AMT.................................     Aaa/AAA             189,394
   770,000      5.40,%, 07/01/20 AMT................................     Aa2/AA              797,912
    15,000      7.25%, 07/01/11 Series 1994C........................     Aaa/AA               15,389
    60,000      6.60%, 07/01/11 Series E-1..........................      NR/AA               61,693
    60,000      6.35%, 07/01/11 Mezzanine Series G-1................     AAA/NR               60,675
   340,000      5.65%, 07/01/16 Series 1994C........................     Aaa/AAA             354,875
   120,000      5.40%, 07/01/16 AMT.................................     Aa2/AA              122,850
   205,000      6.00%, 07/01/17 AMT.................................     Aaa/AAA             213,200
   970,000      5.50%, 07/01/18 AMT.................................     Aa3/AA-           1,023,350
   460,000      5.60%, 07/01/23 AMT.................................     Aa2/AA              476,100
             West Jordan, Utah Multi-Family Housing
   360,000      6.80%, 01/01/15 FSA Insured.........................     Aaa/AAA             368,107
                                                                                        ------------
                                                                                           6,405,133
                                                                                        ------------

             INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL (0.6%)
             -------------------------------------------------------
             Sandy City, Utah Industrial Development, H
                Shirley Wright Project, Refunding Bonds, LOC
                Olympus Bank
   250,000      6.125%, 08/01/16....................................     NR/AAA              255,470
             Utah County Environmental Improvement Revenue
   435,000      5.05%, 11/01/17.....................................    Baa1/BBB+            471,431
                                                                                        ------------
                                                                                             726,901
                                                                                        ------------

             LEASE (12.4%)
             -------------------------------------------------------
             Emery County, Utah Municipal Building Authority Lease
$  840,000      5.125%, 03/01/23 Radian Insured.....................      NR/AA         $    869,400
             Lehi, Utah Municipal Building Lease Revenue,
                Building Revenue
 1,020,000      5.50%, 06/15/15 AMBAC Insured.......................     Aaa/NR            1,150,050
             Murray City, Utah Municipal Building Revenue
   520,000      5.05%, 12/01/15 AMBAC Insured.......................     Aaa/NR              566,150
             Salt Lake County, Utah Municipal Building
                Authority, Lease Revenue
   400,000      5.00%, 10/01/11 MBIA Insured........................     Aaa/AAA             438,000
 1,070,000      6.00%, 10/15/14.....................................     Aa1/AA            1,098,013
   320,000      5.40%, 10/15/19 AMBAC Insured.......................     Aaa/AAA             354,000
 3,900,000      5.20%, 10/15/20 AMBAC Insured.......................     Aaa/AAA           4,148,625
             Sandy City, Utah Municipal Building Authority
   700,000      5.60%, 06/15/15 AMBAC Insured.......................     Aaa/NR              799,750
             Tooele City, Utah Municipal Building Lease Revenue
   250,000      5.60%, 12/01/15 AMBAC Insured.......................     Aaa/AAA             283,438
             Utah County, Utah Municipal Building Authority,
                Lease Revenue
   120,000      5.50%, 11/01/16 AMBAC Insured.......................     Aaa/NR              135,600
   240,000      5.50%, 11/01/17 AMBAC Insured.......................     Aaa/NR              269,400
             Utah State Building Ownership Authority
 1,350,000      5.25%, 05/15/20 FSA Insured.........................     Aaa/AAA           1,437,750
             Washington County - Saint George, Utah Interlocal
                Agency Revenue
 1,000,000      5.125%, 12/01/17 AMBAC Insured......................     NR/AAA            1,076,250
   100,000      5.125%, 12/01/22 AMBAC Insured......................     NR/AAA              103,250
             Weber County, Utah Municipal Building Lease Revenue
 1,500,000      5.75%, 12/15/19 MBIA Insured........................     Aaa/AAA           1,683,750
                                                                                        ------------
                                                                                          14,413,426
                                                                                        ------------

             TAX REVENUE (27.3%)
             -------------------------------------------------------
             Bluffdale, Utah Sales Tax Revenue
 2,110,000      5.50%, 08/01/23.....................................     NR/NR*            2,181,213
             Bountiful, Utah Special Improvement District Special
                Assessment Revenue
$  203,000      5.00%, 06/01/14.....................................     NR/NR*         $    198,179
   213,000      5.15%, 06/01/15.....................................     NR/NR*              208,208
   224,000      5.30%, 06/01/16.....................................     NR/NR*              219,520
   236,000      5.50%, 06/01/17.....................................     NR/NR*              233,050
   249,000      5.65%, 06/01/18.....................................     NR/NR*              247,133
             Brian Head, Utah Special Service Improvement
                District Revenue
   455,000      5.35%, 11/01/12.....................................     NR/NR*              468,650
             Cache County, Utah Sales Tax Revenue
   500,000      5.00%, 12/15/14 FGIC Insured........................     Aaa/AAA             550,000
   670,000      5.00%, 12/15/16 FGIC Insured........................     Aaa/AAA             726,113
   600,000      5.00%, 12/15/17 FGIC Insured........................     Aaa/AAA             645,750
   510,000      5.00%, 12/15/18 FGIC Insured........................     Aaa/AAA             545,062
   830,000      5.00%, 12/15/19 FGIC Insured........................     Aaa/AAA             878,763
             Clearfield, Utah Sales Tax Revenue
   590,000      5.00%, 07/01/18 FGIC Insured........................     Aaa/AAA             633,512
   620,000      5.00%, 07/01/19 FGIC Insured........................     Aaa/AAA             658,750
   650,000      5.00%, 07/01/20 FGIC Insured........................     Aaa/AAA             686,563
             Coral Canyon, Utah Special Service District
   110,000      5.00%, 07/15/13.....................................     NR/NR*              112,062
   250,000      5.50%, 07/15/18.....................................     NR/NR*              254,375
             Davis County, Utah Sales Tax Revenue
 1,470,000      5.15%, 10/01/18 AMBAC Insured.......................     NR/AAA            1,596,788
             Jordanelle, Utah Special Service District
   186,000      5.00%, 11/15/14.....................................     NR/NR*              186,698
   196,000      5.10%, 11/15/15.....................................     NR/NR*              196,735
   206,000      5.20%, 11/15/16.....................................     NR/NR*              206,772
   216,000      5.30%, 11/15/17.....................................     NR/NR*              216,810
   228,000      5.40%, 11/15/18.....................................     NR/NR*              228,855
   240,000      5.50%, 11/15/19.....................................     NR/NR*              240,900
   253,000      5.60%, 11/15/20.....................................     NR/NR*              253,949
   268,000      5.70%, 11/15/21.....................................     NR/NR*              269,005
   283,000      5.80%, 11/15/22.....................................     NR/NR*              284,061
   299,000      6.00%, 11/15/23.....................................     NR/NR*              300,121
             Jordanelle, Utah Special Service Improvement District
$  400,000      8.00%, 10/01/11.....................................     NR/NR*         $    420,500
             Mountain Regional Water District, Utah Special
                Assessment Revenue
 2,000,000      7.00%, 12/01/18.....................................     NR/NR*            1,982,500
             Mountain Regional Water, Utah Special Service District
 2,000,000      5.000%, 12/15/20 MBIA Insured.......................     Aaa/AAA           2,115,000
             Orem, Utah Special Assessment Revenue
    96,000      5.00%, 08/01/15.....................................     NR/NR*               95,400
   101,000      5.15%, 08/01/16.....................................     NR/NR*              100,748
   106,000      5.30%, 08/01/17.....................................     NR/NR*              105,992
   112,000      5.50%, 08/01/18.....................................     NR/NR*              111,999
   118,000      5.65%, 08/01/19.....................................     NR/NR*              118,002
             Pleasant Grove City, Utah Sales Tax Revenue
   410,000      5.25%, 12/01/17 MBIA Insured........................     Aaa/AAA             453,050
             Salt Lake City, Utah Sales Tax Revenue
   490,000      5.25%, 02/01/12.....................................     NR/AAA              557,375
   265,000      5.25%, 02/01/13.....................................     NR/AAA              297,463
 1,320,000      5.25%, 02/01/15.....................................     NR/AAA            1,463,550
   100,000      5.25%, 02/01/17.....................................     NR/AAA              109,500
             Salt Lake County, Utah Municipal Building Authority
   100,000      5.40%, 10/01/19.....................................     Aa1/AA+             109,250
             Sandy City, Utah Sales Tax Revenue
   520,000      5.00%, 09/15/18 AMBAC Insured.......................     NR/AAA              555,100
   605,000      5.00%, 09/15/20 AMBAC Insured.......................     NR/AAA              636,006
             South Jordan, Utah Sales Tax
   570,000      5.00%, 08/15/15 AMBAC Insured.......................     Aaa/AAA             617,025
             South Jordan, Utah Special Assignment
 1,000,000      6.875%, 11/01/17....................................     NR/NR*            1,020,000
             Utah Water Finance Agency Revenue
   725,000      5.10%, 07/01/18 AMBAC Insured.......................     Aaa/NR              778,469
   510,000      5.00%, 07/01/18 AMBAC Insured.......................     Aaa/NR              545,062
   250,000      5.00%, 06/01/19 MBIA Insured........................     Aaa/AAA             263,750
   685,000      5.00%, 07/01/19 AMBAC Insured.......................     Aaa/NR              727,812
             Wasatch County, Utah Building Authority
   130,000      5.00%, 10/01/15.....................................      A3/NR              136,825
   135,000      5.00%, 10/01/16.....................................      A3/NR              141,750
             Wasatch County, Utah Sales Tax Revenue
$  205,000      5.00%, 12/01/16 AMBAC Insured.......................     Aaa/AAA        $    222,169
   210,000      5.00%, 12/01/17 AMBAC Insured.......................     Aaa/AAA             226,012
   225,000      5.00%, 12/01/18 AMBAC Insured.......................     Aaa/AAA             240,469
             Washington City, Utah Sales Tax Revenue
   680,000      5.25%, 11/15/17 AMBAC Insured.......................     NR/AAA              750,550
             West Valley City, Utah Sales Tax Revenue
   800,000      5.50%, 07/15/17 MBIA Insured........................     Aaa/AAA             895,000
 1,400,000      6.00%, 03/01/24.....................................      NR/A-            1,485,750
             Woodland Hills, Utah Special Assessment Revenue
    94,000      5.50%, 08/01/09.....................................     NR/NR*               95,645
   224,000      5.50%, 08/01/10.....................................     NR/NR*              228,480
   236,000      5.50%, 08/01/11.....................................     NR/NR*              241,310
   249,000      5.50%, 08/01/12.....................................     NR/NR*              253,980
   263,000      5.50%, 08/01/13.....................................     NR/NR*              267,602
                                                                                        ------------
                                                                                          31,796,692
                                                                                        ------------

             TRANSPORTATION (2.1%)
             -------------------------------------------------------
             Salt Lake City, Utah Airport Revenue Series B
   875,000      5.875%, 12/01/12 FGIC Insured.......................     Aaa/AAA             893,217
   370,000      5.875%, 12/01/18 FGIC Insured.......................     Aaa/AAA             377,703
             Utah Transit Authority Sales Tax & Transportation
                Revenue
 1,000,000      5.40%, 12/15/16 FSA Insured.........................     NR/AAA            1,107,500
                                                                                        ------------
                                                                                           2,378,420
                                                                                        ------------

             UTILITY (8.6%)
             -------------------------------------------------------
             Intermountain Power Agency Utilities Light & Power
                Service, Utah
   450,000      5.00%, 07/01/12 MBIA Insured........................     Aaa/AAA             457,443
 1,470,000      5.25%, 07/01/15 MBIA Insured........................     Aaa/AAA           1,639,050
    90,000      5.00%, 07/01/16.....................................      A1/A+               94,275
 2,380,000      5.00%, 07/01/21.....................................      A1/A+            2,445,450
   255,000      5.00%, 07/01/23.....................................      A1/A+              255,456
   200,000      5.00%, 07/01/23 FSA Insured.........................     Aaa/AAA             205,500
             Manti City, Utah Electric System Revenue
   603,000      5.75%, 02/01/17.....................................     NR/NR*              612,045
             Murray City, Utah Utility Electric Revenue
   400,000      5.625%, 06/01/18 AMBAC Insured......................     Aaa/NR              444,500
             Salem, Utah Electric Revenue
$  125,000      5.30%, 11/01/07.....................................     NR/NR*          $   135,156
   130,000      5.35%, 11/01/08.....................................     NR/NR*              142,350
   140,000      5.40%, 11/01/09.....................................     NR/NR*              154,175
             Southern Utah Valley Power System Revenue
   210,000      5.25%, 09/15/13 MBIA Insured........................     NR/AAA              237,563
   225,000      5.25%, 09/15/14 MBIA Insured........................     NR/AAA              253,969
   235,000      5.25%, 09/15/15 MBIA Insured........................     NR/AAA              263,200
   185,000      5.125%, 09/15/21 MBIA Insured.......................     NR/AAA              194,944
             Springville, Utah Electric Revenue
   550,000      5.60%, 03/01/09.....................................     Baa1/NR             609,125
             Utah Assessed Municipal Power System Revenue
   790,000      5.25%, 12/01/09.....................................      NR/A-              882,825
 1,000,000      5.00%, 04/01/21 FSA Insured.........................     Aaa/AAA           1,047,500
                                                                                        ------------
                                                                                          10,074,526
                                                                                        ------------

             WATER AND SEWER (8.6%)
             -------------------------------------------------------
             Ashley Valley, Utah
   310,000      9.50%, 01/01/08 AMBAC Insured.......................     Aaa/AAA             350,300
             Eagle Mountain, Utah Water and Sewer
   750,000      5.80%, 11/15/16 ACA Insured.........................      NR/A               827,812
             Granger and Hunter, Utah Improvement District
                Water & Sewer
   250,000      5.00%, 03/01/18 FSA Insured.........................     Aaa/NR              264,062
             Murray City, Utah Sewer & Water Revenue
   465,000      5.00%, 10/01/17 AMBAC Insured.......................     Aaa/NR              501,619
   390,000      5.00%, 10/01/18 AMBAC Insured.......................     Aaa/NR              417,787
   440,000      5.00%, 10/01/19 AMBAC Insured.......................     Aaa/NR              468,050
             Riverton, Utah Water Revenue
   100,000      5.35%, 09/01/15 FGIC Insured........................     Aaa/NR              110,750
             Salt Lake City, Utah Metropolitan Water Revenue
 1,200,000      5.375%, 07/01/24 AMBAC Insured (pre-refunded).......     Aaa/AAA           1,375,500
   125,000      5.375%, 07/01/29 AMBAC Insured (pre-refunded).......     Aaa/AAA             143,281
             Salt Lake City, Utah Water And Sewer Revenue
   500,000      5.75%, 02/01/13 AMBAC Insured.......................     Aaa/AAA             522,180
             Spanish Fork City, Utah Water Revenue
    55,000      5.50%, 06/01/17 FSA Insured (pre-refunded)..........     Aaa/NR               64,212
   195,000      5.50%, 06/01/17 FSA Insured.........................     Aaa/NR              218,400
             Utah Water Finance Agency Revenue
$  100,000      5.00%, 06/01/14 MBIA Insured........................     Aaa/AAA        $    107,625
   910,000      5.50%, 10/01/14 AMBAC Insured.......................     Aaa/AAA           1,030,575
   200,000      5.25%, 07/01/16 AMBAC Insured.......................     Aaa/NR              221,750
   250,000      5.375%, 09/01/17 AMBAC Insured......................     Aaa/NR              279,063
   310,000      5.00%, 10/01/17 AMBAC Insured.......................     Aaa/NR              333,250
   500,000      5.25%, 10/01/18 AMBAC Insured.......................     Aaa/NR              552,500
   285,000      5.30%, 10/01/23 MBIA Insured........................     Aaa/AAA             300,675
   450,000      5.40%, 10/01/24 AMBAC Insured.......................     Aaa/AAA             478,687
   250,000      5.50%, 10/01/29 AMBAC Insured.......................     Aaa/AAA             268,125
             Weber-Box Elder, Utah Conservation District Water
                Revenue
   200,000      6.45%, 11/01/14 (pre-refunded)......................     Baa3/NR             243,000
   200,000      6.50%, 11/01/19 (pre-refunded)......................     Baa3/NR             243,750
   335,000      6.90%, 11/01/20 (pre-refunded)......................     Baa3/NR             416,237
             White City, Utah Water Improvement
   300,000      5.90%, 02/01/22 AMBAC Insured.......................     Aaa/AAA             326,625
                                                                                        ------------
                                                                                          10,065,815
                                                                                        ------------
                Total Revenue Bonds.................................                      96,368,971
                                                                                        ------------

                 Total Investments (cost $110,622,495**)                 99.2%           115,669,890
                 Other assets less liabilities                            0.8                965,976
                                                                        -----           ------------
                 Net Assets                                             100.0%          $116,635,866
                                                                        =====           ============

             * Any security not rated (NR) must be determined by the Investment Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

             **  See note 4.

                            PORTFOLIO ABBREVIATIONS:

                ACA    - ACA Financial Guaranty Corp.
                AMBAC  - American Municipal Bond Assurance Corp.
                AMT    - Alternative Minimum Tax
                FGIC   - Financial Guaranty Insurance Co.
                FSA    - Financial Security Assurance
                GNMA   - Government National Mortgage Association
                LOC    - Letter of Credit
                MBIA   - Municipal Bond Investors Assurance

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2003 (UNAUDITED)

ASSETS
   Investments at value (cost $110,622,495) .................................................   $ 115,669,890
   Interest receivable ......................................................................       1,614,857
   Receivable for investment securities sold ................................................         475,000
   Receivable for Fund shares sold ..........................................................         223,925
                                                                                                -------------
   Total assets .............................................................................     117,983,672
                                                                                                -------------
LIABILITIES
   Cash overdraft ...........................................................................         280,332
   Payable for Fund shares redeemed .........................................................         846,785
   Dividends payable ........................................................................         113,413
   Distribution fees payable ................................................................          67,450
   Management fees payable ..................................................................           2,943
   Accrued expenses .........................................................................          36,883
                                                                                                -------------
   Total liabilities ........................................................................       1,347,806
                                                                                                -------------
NET ASSETS ..................................................................................   $ 116,635,866
                                                                                                =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share .......   $     114,290
   Additional paid-in capital ...............................................................     114,648,470
   Net unrealized appreciation on investments (note 4) ......................................       5,047,395
   Accumulated net realized loss on investments .............................................      (2,943,359)
                                                                                                -------------
   Distributions in excess of net investment income .........................................        (230,930)
                                                                                                -------------
                                                                                                $ 116,635,866
                                                                                                =============
CLASS A
   Net Assets ...............................................................................   $  95,857,928
                                                                                                =============
   Capital shares outstanding ...............................................................       9,392,614
                                                                                                =============
   Net asset value and redemption price per share ...........................................   $       10.21
                                                                                                =============
   Offering price per share (100/96 of $10.21 adjusted to nearest cent) .....................   $       10.64
                                                                                                =============
CLASS C
   Net Assets ...............................................................................   $  19,768,274
                                                                                                =============
   Capital shares outstanding ...............................................................       1,937,818
                                                                                                =============
   Net asset value and offering price per share .............................................   $       10.20
                                                                                                =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ............................................   $       10.20*
                                                                                                =============
CLASS Y
   Net Assets ...............................................................................   $   1,009,664
                                                                                                =============
   Capital shares outstanding ...............................................................          98,597
                                                                                                =============
   Net asset value, offering and redemption price per share .................................   $       10.24
                                                                                                =============


                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                             STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)

INVESTMENT INCOME:

     Interest income ......................................                  $ 2,562,147

Expenses:

     Management fee (note 3) ..............................   $   273,489
     Distribution and service fees (note 3) ...............       179,869
     Transfer and shareholder servicing agent fees ........        29,017
     Fund accounting fee ..................................        23,992
     Shareholders' reports and proxy statements ...........        18,537
     Legal fees ...........................................        18,410
     Trustees' fees and expenses (note 8) .................        17,814
     Auditing and tax fees ................................        10,994
     Custodian fees .......................................         7,250
     Registration fees and dues ...........................         3,373
     Miscellaneous ........................................        12,032
                                                              -----------
     Total expenses .......................................       594,777

     Management fee waived (note 3) .......................      (264,272)
     Expenses paid indirectly (note 6) ....................        (4,483)
                                                              -----------
     Net expenses .........................................                      326,022
                                                                             -----------
     Net investment income ................................                    2,236,125

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions       (228,498)
     Change in unrealized appreciation on investments .....      (520,997)
                                                              -----------

     Net realized and unrealized gain (loss) on investments                     (749,495)
                                                                             -----------
Net increase in net assets
resulting from operations .................................                  $ 1,486,630
                                                                             ===========

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS ENDED
                                                                     DECEMBER 31, 2003      YEAR ENDED
                                                                         (UNAUDITED)      JUNE 30, 2003
                                                                     -----------------    -------------
OPERATIONS:
   Net investment income .........................................     $   2,236,125      $   3,389,214
   Net realized gain (loss) from securities transactions .........          (228,498)           (44,103)
   Change in unrealized appreciation on investments ..............          (520,997)         3,818,783
                                                                       -------------      -------------
      Change in net assets from operations .......................         1,486,630          7,163,894
                                                                       -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income .........................................        (2,044,101)        (3,169,522)

   Class C Shares:
   Net investment income .........................................          (330,446)          (377,988)

   Class Y Shares:
   Net investment income .........................................           (21,684)           (11,237)
                                                                       -------------      -------------
      Change in net assets from distributions ....................        (2,396,231)        (3,558,747)
                                                                       -------------      -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold .....................................        23,796,997         41,782,674
   Reinvested dividends and distributions ........................         1,272,268          1,882,383
   Cost of shares redeemed .......................................       (10,156,318)        (7,318,351)
                                                                       -------------      -------------
      Change in net assets from capital share transactions .......        14,912,947         36,346,706
                                                                       -------------      -------------

      Change in net assets .......................................        14,003,346         39,951,853

NET ASSETS:
   Beginning of period ...........................................       102,632,520         62,680,667
                                                                       -------------      -------------

   End of period* ................................................     $ 116,635,866      $ 102,632,520
                                                                       =============      =============

   * Includes distributions in excess of net investment income of:     $    (230,930)     $     (70,824)
                                                                       =============      =============

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

     Tax-Free Fund For Utah (the "Fund"), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares, represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.


2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Investment Adviser for the Fund under an Advisory and Administration Agreement with the Fund. Refer to Note 11 for Subsequent Event footnote. The Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.

     For the six months ended December 31, 2003, the Fund incurred management fees of $273,489 of which $264,272 was voluntarily waived.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.


b)   DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2003 distribution fees on Class A Shares amounted to $90,628, of which the Distributor retained $2,364.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2003, amounted to $66,931. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2003 amounted to $22,310. The total of these payments with respect to Class C Shares amounted to $89,241, of which the Distributor retained $11,944.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2003, total commissions on sales of Class A Shares amounted to $265,096, of which the Distributor received $22,711.


c)    OTHER RELATED PARTY TRANSACTIONS:

     For the six months ended December 31, 2003, the Fund incurred $17,823 of legal fees allocable to Hollyer Brady Smith & Hines LLP counsel to the Fund for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.


4. PURCHASES AND SALES OF SECURITIES

     During the six months ended December 31, 2003, purchases of securities and proceeds from the sales of securities aggregated $23,343,075 and $6,082,002, respectively.

     At December 31, 2003, the aggregate tax cost for all securities was $110,598,044. At December 31, 2003 the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $5,129,059 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $57,213, for a net unrealized appreciation of $5,071,846.


5. PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

     The Fund is also permitted to invest in tax-free municipal obligations of issuers in other states and U.S. territories meeting comparable quality standards and providing income which is exempt from both regular Federal and Utah income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Utah issuers are not available in the market. At December 31, 2003, the Fund had 100% of its net assets invested in State of Utah municipal issues.


6. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:


                                             SIX MONTHS ENDED                      YEAR ENDED
                                       DECEMBER 31, 2003 (UNAUDITED)              JUNE 30, 2003
                                      -------------------------------     -------------------------------
                                         SHARES            AMOUNT            SHARES            AMOUNT
                                      ------------      ------------      ------------      ------------
CLASS A SHARES:
   Proceeds from shares sold ....        1,856,908      $ 18,773,572         3,092,149      $ 31,209,525
   Reinvested distributions .....          105,946         1,067,430           165,136         1,665,186
   Cost of shares redeemed ......         (849,276)       (8,548,010)         (657,050)       (6,646,533)
                                      ------------      ------------      ------------      ------------
      Net change ................        1,113,578        11,292,992         2,600,235        26,228,178
                                      ------------      ------------      ------------      ------------
CLASS C SHARES:
   Proceeds from shares sold ....          484,501         4,904,141           957,135         9,712,558
   Reinvested distributions .....           18,799           189,345            20,771           209,789
   Cost of shares redeemed ......         (159,479)       (1,607,313)          (63,577)         (645,935)
                                      ------------      ------------      ------------      ------------
      Net change ................          343,821         3,486,173           914,329         9,276,412
                                      ------------      ------------      ------------      ------------
CLASS Y SHARES:
   Proceeds from shares sold ....           11,784           119,284            84,124           860,591
   Reinvested distributions .....            1,536            15,493               720             7,408
   Cost of shares redeemed ......              (98)             (995)           (2,553)          (25,883)
                                      ------------      ------------      ------------      ------------
      Net change ................           13,222           133,782            82,291           842,116
                                      ------------      ------------      ------------      ------------
Total transactions in Fund
   shares .......................        1,470,621      $ 14,912,947         3,596,855      $ 36,346,706
                                      ============      ============      ============      ============


8. TRUSTEES' FEES AND EXPENSES

     During the previous fiscal year ended June 30, 2003 there were six trustees, two of whom were affiliated with the Manager and are not paid any trustee fees. Each Trustee's fees paid during the year were at the annual rate of $3,500 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting of Shareholders. For the previous fiscal year ended June 30, 2003 such reimbursements averaged approximately $1,407 per Trustee.


9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.


10. DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $138,826 and debited additional paid-in capital in the amount of $138,826 at June 30, 2003. This adjustment had no impact on the Fund's aggregate net assets at June 30, 2003. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

      At June 30, 2003, the Fund had a capital loss carryover of $2,686,182 of which $211,315 expires on June 30, 2008, $2,459,398 expires on June 30, 2009, and $15,469 expires on June 30, 2011. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed.

     The tax character of distributions during the fiscal years ended June 30, 2003 and 2002 is as follows:

     Distributions from

                               Year Ended June 30,
                               2003           2002
                            ----------     ----------
     Net tax-exempt income  $3,419,849     $2,418,521
     Ordinary income           138,898         75,927
                            ----------     ----------
                            $3,558,747     $2,494,448
                            ==========     ==========

     As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

     Accumulated net realized loss           $(2,686,182)
     Unrealized appreciation                   5,590,204
                                             -----------
                                             $ 2,904,022
                                             ===========

11. SUBSEQUENT EVENT

     Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC, which will continue the management of the Fund. The transfer was made for reasons of corporate and tax planning and will have no effect on the management of the Fund or the fees being paid.

                             TAX-FREE FUND FOR UTAH
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Class A
                                                    ----------------------------------------------------------------------
                                                    Six Months
                                                      Ended                          Year Ended June 30,
                                                     12/31/03       ------------------------------------------------------
                                                    (unaudited)      2003        2002        2001        2000        1999
                                                    ----------      ------      ------      ------      ------      ------
Net asset value, beginning of period .............    $10.31         $9.85       $9.65       $9.35       $9.88      $10.24
                                                      ------        ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income + .......................     0.21          0.44        0.46        0.48        0.48        0.49
   Net gain (loss) on securities (both realized
      and unrealized) ............................    (0.08)         0.48        0.22        0.32       (0.44)      (0.36)
                                                      ------        ------      ------      ------      ------      ------
   Total from investment operations ..............     0.13          0.92        0.68        0.80        0.04        0.13
                                                      ------        ------      ------      ------      ------      ------
Less distributions (note 10):
   Dividends from net investment income ..........    (0.23)        (0.46)      (0.48)      (0.50)      (0.51)      (0.49)
   Distributions from capital gains ..............      -             -           -           -         (0.06)        -
                                                      ------        ------      ------      ------      ------      ------
   Total distributions ...........................    (0.23)        (0.46)      (0.48)      (0.50)      (0.57)      (0.49)
                                                      ------        ------      ------      ------      ------      ------
Net asset value, end of period ...................    $10.21        $10.31       $9.85       $9.65       $9.35       $9.88
                                                      ======        ======      ======      ======      ======      ======
Total return (not reflecting sales charge) .......    1.30%*         9.55%       7.22%       8.72%       0.57%       1.19%

Ratios/supplemental data
   Net assets, end of period (in thousands) ......    $95,858      $85,329      $55,957     $34,321     $34,171     $47,251
   Ratio of expenses to average net assets .......    0.48%**        0.43%       0.46%       0.48%       0.42%       0.45%
   Ratio of net investment income to average
      net assets .................................    4.21%**        4.31%       4.65%       4.95%       5.06%       4.57%
   Portfolio turnover rate .......................    5.70%*         6.43%      27.42%      44.17%      48.99%      87.49%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets .......    0.95%**        1.02%       1.00%       1.11%       1.11%       1.04%
   Ratio of net investment income to average
      net assets .................................    3.74%**        3.72%       4.11%       4.32%       4.37%       3.98%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .......    0.47%**        0.42%       0.40%       0.39%       0.39%       0.38%

--------
Note: Effective July 16, 1998, Zions First National Bank became the Fund's
      Investment Sub-Adviser replacing First Security Investment Management, Inc. Effective August 1, 2001, Aquila Management Corporation became the Fund's Investment Adviser replacing Zions First National Bank which was the sub-adviser.
 +    Per share amounts have been calculated using the monthly average shares method.
 *    Not annualized
**    Annualized

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Class C
                                                    ----------------------------------------------------------------------
                                                    Six Months
                                                      Ended                          Year Ended June 30,
                                                     12/31/03       ------------------------------------------------------
                                                    (unaudited)      2003        2002        2001        2000        1999
                                                    ----------      ------      ------      ------      ------      ------
Net asset value, beginning of period .............    $10.30         $9.85       $9.64       $9.35       $9.87      $10.23
                                                      ------        ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income + .......................     0.17          0.34        0.37        0.38        0.38        0.38
   Net gain (loss) on securities (both
      realized and unrealized) ...................    (0.08)         0.48        0.23        0.31       (0.42)      (0.35)
                                                      ------        ------      ------      ------      ------      ------
Total from investment operations .................     0.09          0.82        0.60        0.69       (0.04)       0.03
                                                      ------        ------      ------      ------      ------      ------
Less distributions (note 10):
   Dividends from net investment income ..........    (0.19)        (0.37)      (0.39)      (0.40)      (0.42)      (0.39)
   Distributions from capital gains ..............      -             -           -           -         (0.06)        -
                                                      ------        ------      ------      ------      ------      ------
   Total distributions ...........................    (0.19)        (0.37)      (0.39)      (0.40)      (0.48)      (0.39)
                                                      ------        ------      ------      ------      ------      ------
Net asset value, end of period ...................    $10.20        $10.30       $9.85       $9.64       $9.35       $9.87
                                                      ======        ======      ======      ======      ======      ======
Total return (not reflecting sales charge) .......     0.89%*        8.48%       6.36%       7.52%      (0.33)%      0.18%
Ratios/supplemental data
   Net assets, end of period (in thousands) ......   $19,768       $16,420      $6,694      $1,874      $1,036      $1,667
   Ratio of expenses to average net assets .......    1.27%**        1.31%       1.34%       1.47%       1.43%       1.45%
   Ratio of net investment income to
      average net assets .........................    3.40%**        3.39%       3.72%       3.93%       4.07%       3.57%
   Portfolio turnover rate .......................    5.70%*         6.43%      27.42%      44.17%      48.99%      87.49%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets .......    1.75%**        1.81%       1.78%       1.89%       1.91%       1.85%
   Ratio of net investment income to
      average net assets .........................    2.93%**        2.89%       3.28%       3.51%       3.58%       3.17%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .......    1.27%**        1.30%       1.28%       1.39%       1.39%       1.37%

                                                                                     Class Y
                                                    ----------------------------------------------------------------------
                                                    Six Months
                                                      Ended                          Year Ended June 30,
                                                     12/31/03       ------------------------------------------------------
                                                    (unaudited)      2003        2002        2001        2000        1999
                                                    ----------      ------      ------      ------      ------      ------
Net asset value, beginning of period .............    $10.34         $9.89       $9.68       $9.36       $9.88      $10.24
                                                      ------        ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income + .......................     0.23          0.42        0.50        0.49        0.45        0.45
   Net gain (loss) on securities (both
      realized and unrealized) ...................    (0.09)         0.50        0.20        0.34       (0.38)      (0.32)
                                                      ------        ------      ------      ------      ------      ------
Total from investment operations .................     0.14          0.92        0.70        0.83        0.07        0.13
                                                      ------        ------      ------      ------      ------      ------
Less distributions (note 10):
   Dividends from net investment income ..........    (0.24)        (0.47)      (0.49)      (0.51)      (0.53)      (0.49)
   Distributions from capital gains ..............      -             -           -           -         (0.06)        -
                                                      ------        ------      ------      ------      ------      ------
   Total distributions ...........................    (0.24)        (0.47)      (0.49)      (0.51)      (0.59)      (0.49)
                                                      ------        ------      ------      ------      ------      ------
Net asset value, end of period ...................    $10.24        $10.34       $9.89       $9.68       $9.36       $9.88
                                                      ======        ======      ======      ======      ======      ======
Total return (not reflecting sales charge) .......    1.41%*         9.55%       7.41%       9.05%       0.86%       1.19%
Ratios/supplemental data
   Net assets, end of period (in thousands) ......    $1,010         $883         $30         $5         $0.1          $5
   Ratio of expenses to average net assets .......    0.28%**        0.30%       0.36%       0.42%       0.42%       0.43%
   Ratio of net investment income to
      average net assets .........................    4.42%**        4.17%       4.75%       4.83%       4.88%       4.45%
   Portfolio turnover rate .......................    5.70%*         6.43%      27.42%      44.17%      48.99%      87.49%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets .......    0.75%**        0.78%       0.80%       0.64%       0.86%       0.96%
   Ratio of net investment income to
      average net assets .........................    3.94%**        3.70%       4.31%       4.62%       4.43%       3.92%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .......    0.27%**        0.29%       0.30%       0.36%       0.39%       0.34%

----------------
Note: Effective July 16, 1998, Zions First National Bank became the Fund's
      Investment Sub-Adviser replacing First Security Investment Management, Inc. Effective August 1, 2001, Aquila Management Corporation became the Fund's Investment Adviser replacing Zions First National Bank which was the sub-adviser.
 +    Per share amounts have been calculated using the monthly average shares method.
 *    Not annualized
**    Annualized

                 See accompanying notes to financial statements.

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund For Utah (the "Fund") was held on September 26, 2003. The holders of shares representing approximately 76% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).


1.   To elect Trustees.

     Number of Votes:

         TRUSTEE                        FOR                       WITHHELD
         -------                        ---                       --------

         Lacy B. Herrmann               7,584,343                 27,293
         Gary C. Cornia                 7,592,510                 19,126
         William L. Ensign              7,592,510                 19,126
         Diana P. Herrmann              7,576,793                 34,843
         Lyle W. Hillyard               7,581,040                 30,596
         Anne J. Mills                  7,582,907                 28,729


2.   To ratify the selection of KPMG LLP as the Fund's independent auditors.

         Number of Votes:
         FOR                            AGAINST                   ABSTAIN
         ---                            -------                   -------

         7,510,954                      60,346                    40,336



INFORMATION AVAILABLE (UNAUDITED)

     Much of the information that the funds in the Aquila(SM) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio of securities of your fund twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each quarter.

     Whenever you may be interested in seeing a listing of your trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

FOUNDER
   AQUILA MANAGEMENT CORPORATION

MANAGER
   AQUILA investment MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Gary C. Cornia
   William L. Ensign
   Diana P. Herrmann
   Lyle W. Hillyard
   Anne J. Mills

OFFICERS
   Diana P. Herrmann, Vice Chair and President
   Jerry G. McGrew, Senior Vice President
   Kimball L. Young, Senior Vice President
      and Co-Portfolio Manager
   Thomas S. Albright, Vice President
      and Co-Portfolio Manager
   M. Kayleen Willis, Vice President
   Joseph P. DiMaggio, Chief Financial Officer
      and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   760 Moore Road
   King of Prussia, Pennsylvania 19406

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

DECEMBER 31, 2003

[Logo of Tax-Free Fund for Utah: a rectangle containing desert boulders sun with the rising behind them]

                                TAX-FREE FUND FOR
                                      UTAH

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                             AQUILASM GROUP OF FUNDS


ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT 	INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND FOR UTAH

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
March 8, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair and President
March 8, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
March 8, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
March 8, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice Chair and President
March 8, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
March 8, 2004



TAX-FREE FUND FOR UTAH

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.